Leases (Leases Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease and Concession Agreements
Revenue accounted for under Topic 842	$ 1,249	$ 1,839	$ 4,989	$ 9,417
Revenue accounted for under Topic 606	40	84	269	362	$ 8,801
Total revenues	1,289	1,923	5,258	9,779	$ 9,504
Vehicle Rentals, Operating Lease
Lease and Concession Agreements
Revenue accounted for under Topic 842	1,099	1,637	4,320	8,579
Fleet Leasing, Operating Lease
Lease and Concession Agreements
Revenue accounted for under Topic 842	149	169	639	674
Variable, Operating Lease
Lease and Concession Agreements
Revenue accounted for under Topic 842	$ 1	$ 33	$ 30	$ 164